Consolidated Statements of Operations (Unaudited) - CAD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 25	$ 36	$ 235	$ 238
Expenses
Research and development expenses	3,951	3,981	8,835	7,996
Administration expenses	8,551	8,503	16,688	17,580
Impairment (note 6)	341		341
Loss (gain) on foreign exchange	(480)	566	(307)	(592)
Finance costs	1,661	287	2,833	524
Change in fair value of financial instruments measured at fair value through profit or loss (note 9)	(1,402)		(1,556)
Loss from continuing operations before income taxes	(12,597)	(13,301)	(26,599)	(25,270)
Current income taxes		(144)		(144)
Net loss from continuing operations	(12,597)	(13,157)	(26,599)	(25,126)
Loss from discontinued operations
Gain on sale of subsidiaries, net of income taxes $nil (note 3)	10,698		10,698
Loss from discontinued operations, net of income taxes (note 3)	(30,234)	(14,659)	(37,081)	(30,347)
Net loss	(32,133)	(27,816)	(52,982)	(55,473)
Net loss attributable to:
Non-controlling interests - continuing operations	(93)	(56)	(677)	(369)
Owners of the parent
- Continuing operations	(12,504)	(13,101)	(25,922)	(24,757)
- Discontinued operations	(19,536)	(14,659)	(26,383)	(30,347)
Total Net loss attributable to owners of the parent from continuing and discontinued operations	(32,040)	(27,760)	(52,305)	(55,104)
Net loss	$ (32,133)	$ (27,816)	$ (52,982)	$ (55,473)
Attributable to the owners of the parent basic and diluted:
From continuing operations	$ (0.42)	$ (0.56)	$ (0.87)	$ (1.06)
From discontinued operations	(0.65)	(0.63)	(0.88)	(1.29)
Total loss per share	$ (1.07)	$ (1.19)	$ (1.75)	$ (2.35)
Weighted average number of outstanding shares (in thousands)	29,944	23,420	29,944	23,403